Stock-Based Compensation (Policies)	12 Months Ended
Dec. 31, 2018
Stock-based Compensation
Stock-Based Compensation Plans

As of December 31, 2018, AEP had performance units and restricted stock units outstanding under the American Electric Power System 2015 Long-Term Incentive Plan (2015 LTIP).  Upon vesting, performance units awarded prior to 2017 are settled in cash and restricted stock units are settled in AEP common shares, except for restricted stock units granted after January 1, 2013 and prior to January 1, 2017 that vest to executive officers, which are settled in cash. All performance units and restricted stock units awarded after January 1, 2017 will be settled in AEP common shares. The impact of AEP’s stock-based compensation plans are insignificant to the financial statements of the Registrant Subsidiaries.

AEP maintains a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock.  This includes AEP career shares maintained under the American Electric Power System Stock Ownership Requirement Plan (SORP), which facilitates executives in meeting minimum stock ownership requirements assigned to them by the Human Resources Committee of the Board of Directors.  AEP career shares are derived from vested performance units granted to employees under the 2015 LTIP. AEP career shares accrue additional dividend shares in an amount equal to dividends paid on AEP common shares at the closing market price on the dividend payments date. All AEP career shares are paid out in AEP common stock after the executive’s service with AEP ends.

Performance units awarded after January 1, 2017 are classified as temporary equity in the Mezzanine Equity section of the balance sheets. These awards may be settled in cash upon an employee’s qualifying termination due to a change in control. Because such event is not solely within the control of the company, these awards are classified outside of permanent equity.

AEP compensates their non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors.  These stock units become payable in cash to directors after their service ends.

Management measures and recognizes compensation expense for all share-based payment awards to employees and directors based on estimated fair values. For share-based payment awards with service only vesting conditions, management recognizes compensation expense on a straight-line basis.  Stock-based compensation expense recognized on the statements of income for the years ended December 31, 2018, 2017 and 2016 is based on the number of outstanding awards at the end of each period without a reduction for estimated forfeitures. AEP accounts for forfeitures in the period in which they occur.

For the years ended December 31, 2018, 2017 and 2016, compensation cost is included in Net Income for the performance units, career shares, restricted stock units and the non-employee director’s stock units. Compensation cost may also be capitalized. See Note 15 - Stock-based Compensation for additional information.

Stock Based Compensation [Member]
Stock-based Compensation
Awards under AEP’s long-term incentive plan may be granted to employees and directors. The Amended and Restated American Electric Power System Long-Term Incentive Plan (the “Prior Plan”), was replaced prospectively for new grants by the American Electric Power System 2015 Long-Term Incentive Plan (the “2015 LTIP”) effective in April 2015. The 2015 LTIP was subsequently amended in September 2016. The 2015 LTIP provides for a maximum of 10 million common shares to be available for grant to eligible employees and directors. As of December 31, 2018, 8,194,046 shares remained available for issuance under the 2015 LTIP. No new awards may be granted under the Prior Plan. The 2015 LTIP awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance share units, cash-based awards and other stock-based awards. If a share is issued pursuant to a stock option or a stock appreciation right, it will reduce the aggregate amount authorized under the 2015 LTIP by 0.286 of a share. If a share is issued for any other award that settles in AEP stock, it will reduce the aggregate amount authorized under the 2015 LTIP by one share. Cash settled awards do not reduce the aggregate amount authorized under the 2015 LTIP. The following sections provide further information regarding each type of stock-based compensation award granted under these plans.

Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance units are adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.4 years.
Under the 2015 LTIP and Prior Plan, AEP is permitted to use authorized but unissued shares, treasury shares, shares acquired in the open market specifically for distribution under these plans, or any combination thereof to fulfill share commitments. AEP’s current practice is to use authorized but unissued shares to fulfill share commitments. The number of shares used to fulfill share commitments is generally reduced to offset AEP’s tax withholding obligation.

Performance Units [Member]
Stock-based Compensation
Performance scores and final awards are determined and approved by the HR Committee in accordance with the pre-established performance measures within approximately one month after the end of the performance period. The performance scores for all performance periods were dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to a peer group of similar companies and (b) three-year cumulative earnings per share measured relative to a target approved by the HR Committee.
Monte Carlo Valuation

AEP engages a third party for a Monte Carlo valuation to calculate half of the fair value for the performance units awarded during and after 2017. The valuations use a lattice model and the expected volatility assumptions used were the historical volatilities for AEP and the members of their peer group.
Performance Units

Performance units granted prior to 2017 are settled in cash rather than AEP common stock and do not reduce the aggregate share authorization. These performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. Performance units granted from 2017 on will be settled in AEP common stock and will reduce the aggregate share authorization. In all cases the number of performance units held at the end of the three-year performance period is multiplied by the performance score for such period to determine the actual number of performance units that participants realize. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Certain employees must satisfy stock ownership requirements. If those employees have not met their stock ownership requirements, a portion or all of their performance units are mandatorily deferred as AEP career shares to the extent needed to meet their stock ownership requirement.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock.  AEP career shares are settled in AEP common stock after the participant’s termination of employment.

AEP career shares are recorded in Paid-in Capital on the balance sheets. Amounts equivalent to cash dividends on both performance units and AEP career shares accrue as additional units.  Management records compensation cost for performance units over an approximately three-year vesting period.  The liability for the pre 2017 performance units is recorded in Employee Benefits and Pension Obligations on the balance sheets and is adjusted for changes in value. Performance units settled in shares are recorded as mezzanine equity on the balance sheets and compensation cost is calculated at fair value using two metrics. Half is based on the total shareholder return measure, which is determined based on a third party Monte Carlo valuation. That metric does not change over the three-year vesting period. The other half is based on a three-year cumulative earnings per share metric which is adjusted quarterly for changes in performance relative to a target approved by the HR Committee.

Restricted Shares and Restricted Stock Units [Member]
Stock-based Compensation
The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends as additional RSUs. The additional RSUs granted as dividends vest on the same date as the underlying RSUs. RSUs are converted into shares of AEP common stock upon vesting, except that RSUs granted prior to 2017 that vest to AEP’s executive officers are settled in cash. Executive officers are those officers who are subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934. For RSUs settled in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs settled in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting is determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.

Stock Unit Accumulation Plan for Non Employee Directors [Member]
Stock-based Compensation
AEP also has a Stock Unit Accumulation Plan for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to non-employee directors are fully vested upon grant date.  Stock units are settled in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash settlements for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. After five years of service on the Board of Directors, non-employee directors receive contributions to an AEP stock fund awarded under the Stock Unit Accumulation Plan. Such amounts may be exchanged into other market-based investments that are similar to the investment options available to employees that participate in AEP’s Incentive Compensation Deferral Plan.

Management records compensation cost for stock units when the units are awarded and adjusts the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.